Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 90,370	$ 12,381	¥ 52,375
Restricted cash, current				985
Short-term investments				16,997
Accounts receivable, net of allowance of RMB32,647 and RMB7,803 as of December 31, 2023 and 2024, respectively		21,520	2,948	46,653
Prepaid expenses and other current assets, net		23,550	3,226	76,118
Amounts due from related parties, current		9,973	1,366	36,192
Current assets of discontinued operations				65,230
Total current assets		145,413	19,921	294,550
Non-current assets
Long-term investments		18,881	2,587	45,553
Property and equipment, net		59,904	8,207	54,388
Right-of-use assets, net		89,832	12,307	141,929
Intangible assets, net				2,852
Rental deposit		3,151	432	6,841
Other assets, non-current				40,000
Non-current assets of discontinued operations				646
Total non-current assets		171,768	23,533	292,209
TOTAL ASSETS		317,181	43,454	586,759
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Company of RMB95,263 and RMB7,089 as of December 31, 2023 and 2024, respectively)		21,308	2,919	99,129
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Company of RMB126,457 and RMB13,839 as of December 31, 2023 and 2024, respectively)		32,792	4,492	133,686
Amounts due to related parties, current (including amounts due to related parties, current of the consolidated VIEs without recourse to the Company of RMB2,402 and RMB71,969 as of December 31, 2023 and 2024, respectively)		78,851	10,803	4,359
Deferred workspace membership fee (including advance workspace membership fee of the consolidated VIEs without recourse to the Company of RMB17,730 and RMB4,715 as of December 31, 2023 and 2024, respectively)		4,715	646	17,730
Contract liabilities (including contract liabilities of the consolidated VIEs without recourse to the Company of RMB5,079 and RMB108 as of December 31, 2023 and 2024, respectively)		1,751	240	5,079
Income taxes payable (including income tax payable of the consolidated VIEs without recourse to the Company of RMB2,726 and nil as of December 31, 2023 and 2024, respectively)				2,726
Deferred subsidy income (including deferred subsidiary income of the consolidated VIEs without recourse to the Company of RMB3,204 and nil as of December 31, 2023 and 2024, respectively)				3,204
Operating lease liabilities, current (including lease liabilities, current of the consolidated VIEs without recourse to the Company of RMB36,582 and RMB7,984 as of December 31, 2023 and 2024, respectively)		7,984	1,094	36,582
Current liabilities of discontinued operations (including current liabilities of discontinued operations of the consolidated VIEs without recourse to the Company of RMB129,548 and nil as of December 31, 2023 and 2024, respectively)				129,548
Total current liabilities		147,401	20,194	432,043
Non-current liabilities:
Refundable deposits from members, non-current (including refundable deposits from members, non-current of the consolidated VIEs without recourse to the Company of RMB9,185 and RMB5,098 as of December 31, 2023 and 2024, respectively)		5,098	698	9,185
Operating lease liabilities, non-current (including lease liabilities, non-current of the consolidated VIEs without recourse to the Company of RMB70,628 and RMB20,977 as of December 31, 2023 and 2024, respectively)		20,977	2,874	70,628
Warrant liabilities (including warrant liabilities of the consolidated VIEs without recourse to the Company of nil and nil as of December 31, 2023 and 2024, respectively)		467	64	5,383
Total non-current liabilities		26,542	3,636	85,196
TOTAL LIABILITIES		173,943	23,830	517,239
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY
Additional paid-in capital		4,676,706	640,706	4,573,515
Statutory reserves		3,860	529	6,449
Accumulated deficit		(4,610,100)	(631,581)	(4,540,848)
Accumulated other comprehensive income		30,187	4,136	22,754
Total Ucommune International Ltd. shareholders’ equity		101,009	13,839	61,969
Noncontrolling interests		42,229	5,785	7,551
TOTAL EQUITY		143,238	19,624	69,520
TOTAL LIABILITIES AND EQUITY		317,181	43,454	586,759
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	335	46	93
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares	[1]	¥ 20	$ 3	¥ 6

[1]	Par value of ordinary shares and share data have been retroactively restated to reflect the Company’s share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.